Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Allianz NFJ Mid-Cap Value Fund (Prospectus Summary): | Allianz NFJ Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ Mid-Cap Value Fund (the “Fund”)
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated December 1, 2011
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2011 (as supplemented November 8, 2011)

Disclosure Related to
Allianz NFJ Mid-Cap Value Fund (the “Fund”)

Please retain this Supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The first three sentences in the description of the Fund’s investment strategy, as included in the sections titled “Principal Investment Strategies” in the Fund Summary and “Principal Investments and Strategies of Each Fund—Allianz NFJ Renaissance Fund—Principal Investments and Strategies,” will be replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from “Allianz NFJ Renaissance Fund” to “Allianz NFJ Mid-Cap Value Fund” and, consistent with the type of investments suggested by the Fund’s name, adopted the 80% test referred to above.

Allianz NFJ Mid-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNAX
Allianz NFJ Mid-Cap Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAAX
Allianz NFJ Mid-Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNBX
Allianz NFJ Mid-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNCX
Allianz NFJ Mid-Cap Value Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREDX
Allianz NFJ Mid-Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNIX
Allianz NFJ Mid-Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNRX